CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, issued shares	602,454,054	347,442,013	72,684,767
Common stock, outstanding shares	602,454,054	347,442,013	72,684,767
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, issued shares	500,000	500,000	0
Preferred stock, outstanding shares	500,000	500,000	0
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	5	5	5
Preferred stock, issued shares	1	1	0
Preferred stock, outstanding shares	1	1	0